SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	May 04, 2026	Aug. 26, 2025	Feb. 24, 2025	Mar. 31, 2026	Mar. 01, 2026	Feb. 06, 2026	Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024
Subsequent Event [Line Items]
Minimum bid price per share threshold			$ 1
Common stock, par value (in dollars per share)				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Thres hold number of consecutive business days			30 days
Stock listing exchange minimum bid price compliance extension period		180 days
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Merger and reorganization concurrent financing					$ 505.5
Merger and reorganization cash and cash equivalents at carrying value					$ 37.5
Subsequent Event [Member] | PreMerger Equityholders of Candid [Member]
Subsequent Event [Line Items]
Merger and reorganization combined ownership percentage					57.55%
Merger and reorganization consideration transferred expected value					$ 750.0
Subsequent Event [Member] | PreMerger Equityholders of Rallybio [Member]
Subsequent Event [Line Items]
Merger and reorganization consideration transferred expected value					$ 47.5
Subsequent Event [Member] | Candid [Member] | PreMerger Equityholders of Rallybio [Member]
Subsequent Event [Line Items]
Merger and reorganization combined ownership percentage				3.65%	3.65%
Subsequent Event [Member] | Concurrent Financing [Member] | PreMerger Equityholders of Candid [Member]
Subsequent Event [Line Items]
Merger and reorganization combined ownership percentage					38.80%
Subsequent Event [Member] | Rally bio [Member]
Subsequent Event [Line Items]
Business combination termination fee received	$ 50.0
Reimbursement of transaction costs	$ 0.4